Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-3

Deal Information
1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2015-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Initial Closing Date:	8/19/2015

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2015-3

5. Collateral Summary	Collection Period, Begin:	12/1/2016

	Collection Period, End:	12/31/2016

6. Charge-Off and Delinquency Rates	Determination Date:	1/17/2017

7. Credit Instruments	Distribution Date:	1/20/2017

8. Accumulation Account	Revolving/Amortization Period	Amortization Period

9. Performance Tests	ABS Investor Relations - Ally Financial Inc. as Servicer:

10. Appendix: Additional Charge-Off Detail	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class A -1a and the Class E Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class A -1a and the Class E Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-3

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1a	13974HAA5	197,000,000.00	89,114,988.76	1.39000000	23,549,195.39	103,224.86	23,652,420.25	0.00	0.00	65,565,793.37
A-1b	13974HAB3	131,000,000.00	59,259,205.73	1.43900000	15,659,617.24	73,430.39	15,733,047.63	0.00	0.00	43,599,588.49
A-2	13974HAC1	227,000,000.00	227,000,000.00	1.72000000	0.00	325,366.67	325,366.67	0.00	0.00	227,000,000.00
A-3	13974HAD9	227,000,000.00	227,000,000.00	1.94000000	0.00	366,983.33	366,983.33	0.00	0.00	227,000,000.00
A-4	13974HAE7	86,640,000.00	86,640,000.00	2.13000000	0.00	153,786.00	153,786.00	0.00	0.00	86,640,000.00
B	13974HAF4	50,940,000.00	50,940,000.00	2.43000000	0.00	103,153.50	103,153.50	0.00	0.00	50,940,000.00
C	13974HAG2	48,260,000.00	48,260,000.00	2.90000000	0.00	116,628.33	116,628.33	0.00	0.00	48,260,000.00
D	13974HAH0	42,900,000.00	42,900,000.00	3.34000000	0.00	119,405.00	119,405.00	0.00	0.00	42,900,000.00
E	13974HAJ6	53,620,000.00	53,620,000.00	4.73000000	0.00	211,352.17	211,352.17	0.00	0.00	53,620,000.00
Deal Totals		1,064,360,000.00	884,734,194.49		39,208,812.63	1,573,330.25	40,782,142.88	0.00	0.00	845,525,381.86

2. Factor Summary (Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1a	452.36034904	119.53906289	0.52398406	120.06304695	0.00000000	332.82128614
A-1b	452.36034908	119.53906290	0.56053733	120.09960023	0.00000000	332.82128618
A-2	1,000.00000000	0.00000000	1.43333335	1.43333335	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	1.61666665	1.61666665	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.77500000	1.77500000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	2.02500000	2.02500000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.41666660	2.41666660	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.78333333	2.78333333	0.00000000	1,000.00000000
E	1,000.00000000	0.00000000	3.94166673	3.94166673	0.00000000	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-3

Beginning Aggregate Note Pool Factor:	831.23585487
Ending Aggregate Note Pool Factor:	794.39793102

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-3

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1a	89,114,988.76	12/20/2016	1/19/2017	30/360	N/A	N/A	1.39000000	1.39000000	103,224.86
A-1b	59,259,205.73	12/20/2016	1/19/2017	Actual/360	0.73900000	0.70000000	N/A	1.43900000	73,430.39
A-2	227,000,000.00	12/20/2016	1/19/2017	30/360	N/A	N/A	1.72000000	1.72000000	325,366.67
A-3	227,000,000.00	12/20/2016	1/19/2017	30/360	N/A	N/A	1.94000000	1.94000000	366,983.33
A-4	86,640,000.00	12/20/2016	1/19/2017	30/360	N/A	N/A	2.13000000	2.13000000	153,786.00
B	50,940,000.00	12/20/2016	1/19/2017	30/360	N/A	N/A	2.43000000	2.43000000	103,153.50
C	48,260,000.00	12/20/2016	1/19/2017	30/360	N/A	N/A	2.90000000	2.90000000	116,628.33
D	42,900,000.00	12/20/2016	1/19/2017	30/360	N/A	N/A	3.34000000	3.34000000	119,405.00
E	53,620,000.00	12/20/2016	1/19/2017	30/360	N/A	N/A	4.73000000	4.73000000	211,352.17

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1a	0.00	103,224.86	0.00	103,224.86	0.00
A-1b	0.00	73,430.39	0.00	73,430.39	0.00
A-2	0.00	325,366.67	0.00	325,366.67	0.00
A-3	0.00	366,983.33	0.00	366,983.33	0.00
A-4	0.00	153,786.00	0.00	153,786.00	0.00
B	0.00	103,153.50	0.00	103,153.50	0.00
C	0.00	116,628.33	0.00	116,628.33	0.00
D	0.00	119,405.00	0.00	119,405.00	0.00
E	0.00	211,352.17	0.00	211,352.17	0.00
Deal Totals	0.00	1,573,330.25	0.00	1,573,330.25	0.00

             Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-3
4. Collections and Distributions

Collections
Receipts During the Period***	39,849,503.46
Administrative Purchase Payments	170,036.76
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	1,702,762.93
Accumulation Account Investment Earnings	0.00
Other Fees or Expenses Paid	0.00
Total Collections	41,722,303.15

Beginning Reserve Account Balance	5,361,997.00
Total Available Amount	47,084,300.15

Distributions
Total Available Amount	47,084,300.15
Basic Servicing Fee	940,160.27
Aggregate Class A Interest Distributable Amount	1,022,791.25
First Priority Principal Distributable Amount*	0.00
Aggregate Class B Interest Distributable Amount	103,153.50
Second Priority Principal Distributable Amount*	0.00
Aggregate Class C Interest Distributable Amount	116,628.33
Third Priority Principal Distributable Amount*	0.00
Aggregate Class D Interest Distributable Amount	119,405.00
Fourth Priority Principal Distributable Amount*	0.00
Aggregate Class E Interest Distributable Amount	211,352.17
Fifth Priority Principal Distributable Amount*	19,614,713.64
To the Accumulation Account - Parity Reinvestment Amount**
To Reserve Account - Specified Reserve Account Balance	5,361,997.00
To the Accumulation Account - Excess of Target Reinvestment less Parity Reinvestment Account**
Noteholders' Regular Principal Distributable Amount*	19,594,098.99
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	0.00

Supplemental Servicing Fees	206,612.42
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	77,700.00
* Amortization Period Only ** Revolving Period Only *** Includes amounts on deposit in the Accumulation Account immediately preceding the Distribution Date.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-3

 5. Collateral Summary

A. Balances

		Original Balance *Includes Aggregate Additional Receivables	Beginning Balance	Balance at End of Collection Period	Additions	Ending Balance Including Additions
	Number of Receivables	101,103	70,471	68,642	0.00	68,642
Deal Totals	Aggregate Receivables Principal Balance	1,586,704,247.39	902,553,857.68	865,119,480.85	0.00	865,119,480.85
	Aggregate Receivables Face Amount	1,586,704,247.39	902,553,857.68	865,119,480.85	0.00	865,119,480.85

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	8.80000000	8.86437151	8.87565974	68.32	68.63	68.66	55.87	43.81	43.10

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1.52%	1.37%	1.35%	1.23%	1.24%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-3

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	883,836,669.27	259	2,003,539.29	7,735.67	2.7202%	68,642	962	1.4015%
Preceding	921,522,768.18	242	1,883,895.55	7,784.69	2.4532%	70,471	829	1.1764%
Next Preceding	961,286,805.84	264	2,101,029.88	7,958.45	2.6228%	72,414	706	0.9749%
Third Preceding	1,003,507,202.10	226	1,809,237.56	8,005.48	2.1635%	Three Month Average		1.1843%
Four Month Average					2.4899%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss	Delinquency	Total Accounts	Total Balance	Percent
	Financed**	Charge-Offs	Rate**	Stratification			Delinquent
Totals	1,586,704,247.39	23,495,029.88	1.4807%	31 - 60 days	3,157	44,486,486.37	5.1422%
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	755	10,278,407.35	1.1881%
with the prospectus for Capital Auto Receivables Asset Trust 2015-3 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	203	2,701,819.39	0.3123%
				> 120 days	4	30,371.54	0.0035%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

** Note: The value disclosed with respect to the Aggregate Amount Financed and Cumulative Loss Rate include Additional Receivables. Please see Section 10 (Additional Charge-off Detail) for charge-off information disclosed separately with respect to the Initial Receivables and the Aggregate Additional Receivables.

				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	991	11,721,931.11
				Current Period	104	1,380,024.35
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	128	443,762.36
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	967	12,658,193.10
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-3

7. Credit Instruments

Reserve Accounts

Account	Initial Balance	Beginning Balance	Additions	Reductions		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	5,361,997.00	5,361,997.00	0.00	0.00	0.00	5,361,997.00	5,361,997.00

8. Accumulation Account

Beginning Balance	Investment Earnings	Deposits	Releases	Ending Balance

0.00	0.00	0.00	0.00	0.00

9. Performance Tests

Event of Default	NO
Servicer Default	NO
Early Amortization Event	NO
Additional Receivables Purchased by Trust?	NO
Additional Receivables Criteria Satisfied, If Applicable?	N/A
Overcollateralization Target amount satisfied?	NO
Initial Overcollateralization	8,039,400.83
Current Overcollateralization	19,594,098.99
Overcollateralization Target (Revolving Period)
Overcollateralization Target (Amortization Period)	24,128,986.52

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2015-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2015-3 will perform in the future.                                                                                                          Page 8 of 9

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-3

10. Appendix: Additional Charge-Off Detail

A. Cumulative: Initial Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	1,072,399,400.83	18,769,109.07	1.7502%

B. Cumulative: Aggregate Additional Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	514,304,846.56	4,725,920.81	0.9189%